Recent Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Assets	$ 17,047	$ 26,480
Liabilities	7,821	$ 12,905
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Assets	200
Liabilities	200
Decrease of lease expense	40
Increase in depreciation and interest expense	$ 40